Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 7 — Leases

Since inception, the Company has entered into four leases for office suites in California and Florida; two were short-term and two leases are long-term and expire in 2024 and 2025. Termination of any lease is prohibited unless there is a violation under the lease agreement. The California lease has escalating payments from $15,538 per month to $16,719 per month, while the Florida lease has payments of $16,457 per month for the term of the lease. In determining the length of the lease term, the Company determined there was no embedded extension option. At lease commencement date, the Company estimated the lease liability and the right-of-use assets at present value using the Company’s estimated incremental borrowing rate.

Rent expense under the operating leases included in the results of operations, inclusive of common area maintenance charges and real estate taxes, was $345,319 and $120,042 for the years ended December 31, 2023 and 2022, respectively.

The following amounts were recorded in the Company’s consolidated balance sheets relating to its operating lease and other supplemental information:

	December 31,
	2023	2022
ROU assets	$324,238	$293,520
Lease liabilities:
Current lease liabilities	$310,911	$169,275
Non-current lease liabilities	16,457	129,762
Total lease liabilities	$327,368	$299,037
Other supplemental information:
Weighted average remaining lease term	1 year	2 years
Weighted average discount rate	10.50%	10.50%

The following table presents the lease payments relating to the Company’s operating leases:

Fiscal Year	December 31, 2023
2024	$322,519
2025	16,457
Total lease payments	338,976
Less: imputed interest	(11,608)
Present value of operating lease liabilities	$327,368